CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	200,000,000	200,000,000
Common Stock, shares issued (in shares)	23,431,370	16,666,666
Common Stock, shares outstanding (in shares)	23,431,370	16,666,666